Columbia Small Cap Growth Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Growth Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 2.0%
Entertainment 2.0%
Atlanta Braves Holdings, Inc., Class C(a)	545,214	21,792,203
IMAX Corp.(a)	440,745	7,245,848
Sphere Entertainment Co.(a)	267,762	9,773,313
Total		38,811,364
Total Communication Services		38,811,364
Consumer Discretionary 15.1%
Broadline Retail 0.6%
Ollie’s Bargain Outlet Holdings, Inc.(a)	135,626	11,179,651
Diversified Consumer Services 1.4%
Duolingo, Inc.(a)	136,199	26,068,489
Hotels, Restaurants & Leisure 9.7%
Cava Group, Inc.(a)	358,189	33,150,392
Cheesecake Factory, Inc. (The)	251,158	9,664,560
Churchill Downs, Inc.	159,777	20,691,121
Dave & Buster’s Entertainment, Inc.(a)	656,893	33,560,663
Dutch Bros, Inc., Class A(a)	1,105,483	39,123,043
Kura Sushi USA, Inc., Class A(a)	170,605	17,045,146
Texas Roadhouse, Inc.	216,967	37,463,692
Total		190,698,617
Household Durables 1.0%
Installed Building Products, Inc.	95,090	20,143,866
Specialty Retail 2.4%
Floor & Decor Holdings, Inc., Class A(a)	160,296	18,732,190
Valvoline, Inc.(a)	703,270	28,552,762
Total		47,284,952
Total Consumer Discretionary		295,375,575
Consumer Staples 3.2%
Consumer Staples Distribution & Retail 3.2%
Casey’s General Stores, Inc.	46,019	15,268,184
Grocery Outlet Holding Corp.(a)	879,763	19,345,988
Sprouts Farmers Market, Inc.(a)	355,381	28,067,992
Total		62,682,164
Total Consumer Staples		62,682,164
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.6%
Energy Equipment & Services 1.3%
Tidewater, Inc.(a)	253,419	26,185,785
Oil, Gas & Consumable Fuels 3.3%
Antero Resources Corp.(a)	279,498	9,958,514
Northern Oil & Gas, Inc.	453,674	18,568,877
Permian Resources Corp.	1,628,649	26,693,557
Uranium Energy Corp.(a)	1,343,858	9,595,146
Total		64,816,094
Total Energy		91,001,879
Financials 1.9%
Insurance 1.9%
Oscar Health, Inc., Class A(a)	317,805	6,343,388
RLI Corp.	96,055	14,022,109
Skyward Specialty Insurance Group, Inc.(a)	422,964	15,785,016
Total		36,150,513
Total Financials		36,150,513
Health Care 22.1%
Biotechnology 6.5%
Arcus Biosciences, Inc.(a)	172,585	2,600,856
Beam Therapeutics, Inc.(a)	181,671	4,327,403
Biohaven Ltd.(a)	166,305	5,837,306
Exact Sciences Corp.(a)	136,819	6,218,424
Immunome, Inc.(a)	203,445	3,039,468
Kura Oncology, Inc.(a)	142,075	2,928,166
Natera, Inc.(a)	598,485	63,756,607
Nuvalent, Inc., Class A(a)	41,973	2,754,268
Revolution Medicines, Inc.(a)	258,614	9,912,675
Scholar Rock Holding Corp.(a)	302,032	2,836,080
SpringWorks Therapeutics, Inc.(a)	159,396	6,608,558
Syndax Pharmaceuticals, Inc.(a)	404,376	7,792,326
Viking Therapeutics, Inc.(a)	126,024	7,846,254
Total		126,458,391

Columbia Small Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 5.7%
Glaukos Corp.(a)	252,029	28,408,709
ICU Medical, Inc.(a)	276,903	29,445,865
Integer Holdings Corp.(a)	202,396	24,538,491
LivaNova PLC(a)	241,340	14,738,634
Tandem Diabetes Care, Inc.(a)	293,084	15,014,693
Total		112,146,392
Health Care Providers & Services 3.9%
Chemed Corp.	70,784	39,240,526
PACS Group, Inc.(a)	532,686	16,193,654
R1 RCM, Inc.(a)	840,220	10,805,229
Universal Health Services, Inc., Class B	56,962	10,811,388
Total		77,050,797
Life Sciences Tools & Services 5.2%
10X Genomics, Inc., Class A(a)	360,467	8,081,670
Bio-Techne Corp.	651,136	50,261,188
Caris Life Sciences, Inc.(a),(b),(c),(d)	2,777,778	8,833,334
DNA Script(a),(b),(c),(d)	11,675	1,678,631
MaxCyte, Inc.(a)	906,985	4,063,293
Repligen Corp.(a)	191,292	28,519,724
Total		101,437,840
Pharmaceuticals 0.8%
EyePoint Pharmaceuticals, Inc.(a)	693,233	7,424,526
Intra-Cellular Therapies, Inc.(a)	128,114	8,614,385
Total		16,038,911
Total Health Care		433,132,331
Industrials 24.2%
Aerospace & Defense 3.2%
BWX Technologies, Inc.	452,125	41,654,276
Kratos Defense & Security Solutions, Inc.(a)	899,173	19,548,021
Loar Holdings, Inc.(a)	37,987	2,164,120
Total		63,366,417
Building Products 4.6%
AAON, Inc.	519,632	38,998,382
AZEK Co., Inc. (The)(a)	724,099	34,727,788
AZZ, Inc.	196,798	16,507,416
Total		90,233,586
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 2.6%
ACV Auctions, Inc., Class A(a)	831,886	14,849,165
Casella Waste Systems, Inc., Class A(a)	357,430	35,953,884
Total		50,803,049
Electrical Equipment 1.8%
Atkore, Inc.	112,490	17,115,354
nVent Electric PLC	215,822	17,563,594
Total		34,678,948
Ground Transportation 5.7%
Lyft, Inc., Class A(a)	841,339	13,133,302
RXO, Inc.(a)	1,046,962	21,368,494
Saia, Inc.(a)	60,064	24,595,007
XPO, Inc.(a)	495,573	53,016,399
Total		112,113,202
Trading Companies & Distributors 6.3%
Core & Main, Inc., Class A(a)	447,230	25,742,559
FTAI Aviation Ltd.	672,857	56,735,302
SiteOne Landscape Supply, Inc.(a)	267,050	41,344,681
Total		123,822,542
Total Industrials		475,017,744
Information Technology 19.0%
Communications Equipment 3.1%
Applied Optoelectronics, Inc.(a)	875,056	9,179,337
Harmonic, Inc.(a)	1,153,863	14,111,745
InterDigital, Inc.	157,259	17,907,082
Lumentum Holdings, Inc.(a)	440,463	19,160,141
Total		60,358,305
Electronic Equipment, Instruments & Components 1.4%
908 Devices, Inc.(a)	1,508,606	9,504,218
Vontier Corp.	461,425	18,447,771
Total		27,951,989
IT Services 1.0%
Couchbase, Inc.(a)	863,507	19,575,704
Semiconductors & Semiconductor Equipment 6.5%
Aehr Test Systems(a)	704,914	8,113,560
Allegro MicroSystems, Inc.(a)	687,701	20,727,308
Axcelis Technologies, Inc.(a)	104,973	11,808,413
Columbia Small Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Impinj, Inc.(a)	82,225	13,457,766
Lattice Semiconductor Corp.(a)	171,064	12,699,791
Onto Innovation, Inc.(a)	208,552	45,193,219
Universal Display Corp.	86,513	15,200,334
Total		127,200,391
Software 5.4%
MicroStrategy, Inc., Class A(a)	18,019	27,469,785
Procore Technologies, Inc.(a)	510,622	34,278,055
SPS Commerce, Inc.(a)	73,560	13,835,900
Tenable Holdings, Inc.(a)	512,912	21,639,757
Varonis Systems, Inc.(a)	210,114	9,026,498
Total		106,249,995
Technology Hardware, Storage & Peripherals 1.6%
Super Micro Computer, Inc.(a)	39,851	31,263,508
Total Information Technology		372,599,892
Materials 6.4%
Chemicals 1.9%
Aspen Aerogels, Inc.(a)	253,854	7,595,311
Balchem Corp.	198,648	30,512,333
Total		38,107,644
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.9%
Knife River Corp.(a)	237,529	16,795,676
Metals & Mining 3.6%
Carpenter Technology Corp.	414,312	45,934,771
Osisko Gold Royalties Ltd.	945,727	15,746,355
Triple Flag Precious Metals Corp.	576,094	9,511,312
Total		71,192,438
Total Materials		126,095,758
Total Common Stocks (Cost $1,610,217,700)		1,930,867,220

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(e),(f)	25,345,315	25,340,246
Total Money Market Funds (Cost $25,337,401)		25,340,246
Total Investments in Securities (Cost: $1,635,555,101)		1,956,207,466
Other Assets & Liabilities, Net		4,192,780
Net Assets		1,960,400,246
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $10,511,965, which represents 0.54% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2024, the total market value of these securities amounted to $10,511,965, which represents 0.54% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/2021	2,777,778	22,520,810	8,833,334
DNA Script	10/01/2021	11,675	10,180,303	1,678,631
			32,701,113	10,511,965

Columbia Small Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund, May 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	100,321,662	906,395,140	(981,361,878)	(14,678)	25,340,246	19,073	2,054,849	25,345,315
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Growth Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT226_08_P01_(07/24)